Consolidated statements of cash flows - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Cash flows from operating activities
Cash generated from operations	¥ 1,448,307,000	¥ 3,347,298,000	¥ 2,995,609,000	¥ 2,084,952,000
Income tax paid	(350,766,000)	(769,407,000)	(827,275,000)	(418,922,000)
Net cash from operating activities	1,097,541,000	2,577,891,000	2,168,334,000	1,666,030,000
Cash flows from investing activities
Payment for purchases of property, plant, equipment and intangible assets	(264,766,000)	(997,651,000)	(762,538,000)	(174,147,000)
Proceeds from disposal of property, plant and equipment and intangible assets	427,000	55,684,000	12,446,000	5,224,000
Refund of prepayments				200,000,000
Payments for purchases of other investments	(2,553,982,000)	(24,957,607,000)	(14,117,719,000)	(7,880,763,000)
Proceeds from disposal of other investments	2,503,982,000	25,062,179,000	14,267,719,000	7,808,395,000
Placement of term deposits	(210,405,000)	(125,477,000)	(302,158,000)	(761,371,000)
Release of term deposits	581,371,000	290,289,000	213,521,000	316,542,000
Interest income	122,231,000	95,126,000	112,404,000	145,225,000
Investment income from other investments	14,281,000	103,675,000	81,145,000	42,921,000
Loan to an equity-accounted investee		(34,072,000)	(19,926,000)
Payments for investments in equity-accounted investees	(16,066,000)	(6,285,796,000)	(18,148,000)
Acquisition of subsidiaries, net of cash acquired		(225,856,000)		4,568,000
Net cash (used in)/from investing activities	177,073,000	(7,019,506,000)	(533,254,000)	(293,406,000)
Cash flows from financing activities
Proceeds from Hong Kong public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs				469,683,000
Proceeds from capital injection from shareholders, subscription of restricted shares, restricted share units and exercise of share options	168,000	303,000	649,000	382,000
Proceeds from loans and borrowings		4,737,057,000	563,800,000
Repayment of loans and borrowings		(595,228,000)	(718,000)	(206,000)
Payment of capital element and interest element of lease liabilities	(236,519,000)	(897,480,000)	(725,075,000)	(346,008,000)
Interest paid		(96,451,000)
Payments of repurchase of shares	(73,560,000)	(535,249,000)	(313,416,000)	(32,711,000)
Prepayments for repurchase of shares	(87,324,000)			(3,693,000)
Dividends paid to equity shareholders of the Company	(923,664,000)	(1,357,748,000)	(1,244,251,000)	(370,787,000)
Dividends paid to non-controlling interests			(1,612,000)
Payments of listing expenses relating to Hong Kong public offering				(42,616,000)
Payment for purchases of options		(1,207,782,000)
Proceeds from issue of options		650,711,000
Proceeds from issue of the Equity Linked Securities, net of issuance costs		3,842,864,000
Proceeds from issue of preferred share		424,862,000
Payment for acquisition of non-controlling interest		(3,605,000)
Capital injection from non-controlling interests		6,980,000
Net cash (used in)/from financing activities	(1,320,899,000)	4,969,234,000	(1,720,623,000)	(325,956,000)
Net increase/(decrease) in cash and cash equivalents	(46,285,000)	527,619,000	(85,543,000)	1,046,668,000
Cash and cash equivalents at the beginning of the year/period	6,489,213,000	6,328,121,000	6,415,441,000	5,348,492,000
Effect of movements in exchange rates on cash held	(27,487,000)	(38,611,000)	(1,777,000)	94,053,000
Cash and cash equivalents at the end of the year/period	¥ 6,415,441,000	¥ 6,817,129,000	¥ 6,328,121,000	¥ 6,489,213,000